COVER PAGE	Nov. 09, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Skydance Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42791
Entity Tax Identification Number	99-3917985
Entity Address, Address Line One	1515 Broadway
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	258-6000
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0002041610
Amendment Flag	false
Common Class B [Member]
Document Information [Line Items]
Trading Symbol	SKYD
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to Purchase Class B Common Stock, par value $0.001 per share
Trading Symbol	SKYD WS
Security Exchange Name	NYSE